Note 3 - Acquisitions (Details) - Pro Forma Results of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
Pro Forma Results of Operations [Abstract]
Revenues	$ 187,601	$ 184,837	$ 175,225
Net income	$ 16,524	$ 9,490	$ 16,036
Earnings per share
Basic	$ 0.23	$ 0.15	$ 0.26
Diluted	$ 0.23	$ 0.15	$ 0.25